Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill [Abstract]
Schedule of Goodwill

Balance at January 1, 2014	$1,579
Balance at December 31, 2014	$1,579

Balance at December 31, 2015	$1,579